Allowance for Losses and Credit Quality of Financing Receivables (Tables)	12 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Allowance for credit losses and recorded investment in financing receivables
The following table presents changes in the allowance for credit losses as well as the recorded investment in our financing receivables by portfolio segment for the periods presented:

Description	Allowance Balance at Beginning of Period	Charge-offs	Recoveries	Provision	Translation Adjustment	Allowance Balance at End of Period	Financing Receivable at End of Period
	(in thousands)
Unsecured short-term consumer loans:
Year ended September 30, 2012	$1,727	$(26,564)	$12,176	$15,034	$17	$2,390	$20,108
Year ended September 30, 2011	750	(18,043)	6,349	12,671	—	1,727	13,116
Year ended September 30, 2010	532	(14,807)	5,757	9,268	—	750	11,525
Secured short-term consumer loans:
Year ended September 30, 2012	$538	$(11,295)	$9,087	$2,612	$—	$942	$5,951
Year ended September 30, 2011	1,137	(12,616)	10,074	1,943	—	538	3,760
Year ended September 30, 2010	291	(9,240)	7,425	2,661	—	1,137	4,282
Unsecured long-term consumer loans:
Year ended September 30, 2012	$—	$(571)	$896	$285	$13	$623	$74,045

Aging Analysis of past due financing receivables
The following table presents an aging analysis of past due financing receivables by portfolio segment:

	Days Past Due				Total Past Due	Current Receivable	Fair Value Adjustment	Total Financing Receivable	Allowance Balance	Recorded Investment > 90 Days & Accruing
	1-30	31-60	61-90	>90
	(in thousands)
Secured short-term consumer loans
September 30,
2012	$1,246	$708	$466	$391	$2,811	$3,140	$—	$5,951	$942	$—

2011	$840	$479	$283	$219	$1,821	$1,939	$—	$3,760	$538	$—

Unsecured long-term consumer loans: *
September 30,
2012	$2,465	$28,783	$949	$7,507	$39,704	$37,120	$(2,779)	$74,045	$623	$7,506
* Unsecured long-term consumer loans amounts only existed in periods after the acquisition of Crediamigo.